Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

During the quarter, the Company realigned its operating segments into three reportable segments: Global Business Solutions, Global Financial Solutions, and Network & Security Solutions. Following the realignment, the Company retroactively adjusted all segment related disclosures included within the notes to the unaudited consolidated financial statements. For a detailed discussion of the Company’s principles and detailed discussions regarding its operating segments refer to Note 13 “Segment Information” in the Company’s December 31, 2014 audited consolidated financial statements.

The presentation of the unaudited consolidated statements of operations for the three and six months ended June 30, 2014 have been revised to classify $24 million and $35 million, respectively, of independent sales organization commissions expenses as Selling, general, and administrative expense. Previously, these costs were included in "Cost of services" and "Cost of products sold" in the Company's unaudited consolidated statements of operations. The impact of these revisions was not considered to be material to previously issued consolidated financial statements and had no effect on net loss, equity, or cash flows in any previously issued consolidated financial statements.

The following tables present the Company’s operating segment results for the periods presented:

	Three months ended June 30, 2015
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$843	$314	$321	$—	$1,478
Product sales and other	203	39	35	—	277
Equity earnings in affiliates	10	—	—	—	10
Total segment revenues	$1,056	$353	$356	$—	$1,765
Depreciation and amortization	$122	$98	$22	$4	$246
Segment EBITDA (a)	454	124	156	(32)	702
Other operating expenses and other income (expense) excluding divestitures	12	(4)	—	(53)	(45)

(a)	Earnings before net interest expense, income taxes, depreciation, and amortization (EBITDA).

	Three months ended June 30, 2014
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$855	$324	$317	$—	$1,496
Product sales and other	177	41	20	—	238
Equity earnings in affiliates	8	—	—	—	8
Total segment revenues	$1,040	$365	$337	$—	$1,742
Depreciation and amortization	$126	$98	$22	$11	$257
Segment EBITDA	451	126	153	(49)	681
Other operating expenses and other income (expense) excluding divestitures	(13)	—	88	2	77

	Six months ended June 30, 2015
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$1,612	$633	$626	$—	$2,871
Product sales and other	390	77	66	—	533
Equity earnings in affiliates	16	—	—	—	16
Total segment revenues	$2,018	$710	$692	$—	$3,420
Depreciation and amortization	$241	$195	$43	$12	$491
Segment EBITDA	814	243	286	(78)	1,265
Other operating expenses and other income (expense) excluding divestitures	21	(7)	—	(26)	(12)

	Six months ended June 30, 2014
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$1,622	$643	$625	$—	$2,890
Product sales and other	347	77	42	—	466
Equity earnings in affiliates	15	—	—	—	15
Total segment revenues	$1,984	$720	$667	$—	$3,371
Depreciation and amortization	$257	$199	$47	$16	$519
Segment EBITDA	837	246	297	(85)	1,295
Other operating expenses and other income (expense) excluding divestitures	(39)	1	88	25	75

A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Total segment revenues	$1,765	$1,742	$3,420	$3,371
Adjustments to reconcile to total revenues:
Adjustments for non-wholly-owned entities (a)	20	15	40	16
Independent sales organizations (ISO) commission expense	161	150	308	285
Reimbursable debit network fees, postage and other	926	930	1,799	1,805
Total revenues	$2,872	$2,837	$5,567	$5,477
Segment EBITDA:
Global Business Solutions	$454	$451	$814	$837
Global Financial Solutions	124	126	243	246
Network & Security Solutions	156	153	286	297
Total reported segments	734	730	1,343	1,380
Corporate	(32)	(49)	(78)	(85)
Adjusted EBITDA	702	681	1,265	1,295
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Adjustments for non-wholly-owned entities (a)	6	8	13	10
Depreciation and amortization	(252)	(263)	(503)	(528)
Interest expense	(406)	(463)	(813)	(927)
Interest income	1	4	2	7
Loss on debt extinguishment	—	—	—	(3)
Other items (b)	(45)	58	(50)	52
Income tax expense	(10)	(40)	(13)	(77)
Stock-based compensation	(16)	(5)	(23)	(34)
Costs of alliance conversions	(2)	(6)	(5)	(13)
Kohlberg Kravis Roberts & Co. (KKR) related items	(5)	(8)	(11)	(14)
Debt issuance costs	1	—	—	(3)
Net loss attributable to First Data Corporation	$(26)	$(34)	$(138)	$(235)

(a)	Net adjustment to reflect the Company’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.

(b)
Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, litigation and regulatory settlements, and “Other income (expense)” as presented in the unaudited consolidated statements of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).

A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the unaudited consolidated statements of cash flows and unaudited consolidated statements of operations is as follows:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Segment depreciation and amortization	$246	$257	$491	$519
Adjustments for non-wholly owned entities	21	22	42	41
Amortization of initial payments for new contracts (a)	13	11	24	22
Total consolidated depreciation and amortization per unaudited consolidated statements of cash flows	280	290	557	582
Amortization of equity method investments (b)	(15)	(16)	(30)	(32)
Amortization of initial payments for new contracts (a)	(13)	(11)	(24)	(22)
Total consolidated depreciation and amortization per unaudited consolidated statements of operations	$252	$263	$503	$528

(a)	Included in "Transaction and processing service fees" as contra revenue in the Company's unaudited consolidated statements of operations.

(b)	Included in "Equity earnings in affiliates" in the Company's unaudited consolidated statements of operations.

Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by a company’s chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance. First Data’s CODM is its Chief Executive Officer. The Company is organized into three segments: Global Business Solutions, Global Financial Solutions, and Network & Security Solutions.

The presentation of the 2014, 2013, and 2012 consolidated statements of operations have been revised to classify $81 million, $91 million, and $88 million of Independent Sales Organization (ISO) commissions expenses, respectively, as Selling, general, and administrative expense. Previously, these costs were included in Cost of services and Cost of products sold. The impact of these revisions was not considered to be material to previously issued consolidated financial statements and had no effect on net loss, equity or cash flows in any previously issued consolidated financial statements.

The business segment measurements provided to and evaluated by the CODM are computed in accordance with the principles listed below.

•	The accounting policies of the operating segments are the same as those described in Note 1 "Summary of Significant Accounting Policies."

•	Intersegment revenues are eliminated in the segment that sells directly to the end market.

•	Segment revenue excludes reimbursable debit network fees, postage, and other revenue.

•
Segment earnings before net interest expense, income taxes, depreciation and amortization (EBITDA) includes equity earnings in affiliates and excludes depreciation and amortization expense, net income attributable to noncontrolling interests, other operating expenses, and other income (expense). Additionally, segment EBITDA is adjusted for items similar to certain of those used in calculating the Company’s compliance with debt covenants. The additional items that are adjusted to determine segment EBITDA are:

•	stock based compensation and related expense is excluded;

•	official check and money order businesses’ EBITDA are excluded as these are winding down;

•
certain costs directly associated with the termination of the Chase Paymentech Solutions alliance, and expenses related to the conversion of certain BAMS alliance merchant clients onto the Company’s platforms (excludes costs accrued in purchase accounting). Effective October 1, 2011, First Data and Bank of America N.A. (the Bank) jointly decided to have First Data operate the Bank’s legacy settlement platform. Transition costs associated with the revised strategy are also excluded from segment EBITDA;

•	debt issuance costs are excluded and represent costs associated with issuing debt and modifying the Company’s debt structure; and

•	KKR related items include annual sponsor and other fees for management, consulting, financial, and other advisory services are excluded.

•
For significant affiliates, segment revenue and EBITDA are reflected based on the Company's proportionate share of the results of its investments in businesses accounted for under the equity method and consolidated subsidiaries with noncontrolling ownership interests. For other affiliates, the Company includes equity earnings in affiliates, excluding amortization expense, in segment revenue and EBITDA. In addition, the Company's Global Business Solutions segment measures reflect revenue-based commission payments to ISOs and sales channels which are treated as an expense in the consolidated statements of operations, as contra-revenue to be consistent with revenue share arrangements with other ISO’s and sales channels that are recorded as contra-revenue.

•
Corporate operations include corporate-wide governance functions such as the Company's executive management team, aviation, tax, treasury, internal audit, and corporate strategy and certain accounting, human resources, and legal costs related to supporting the corporate function. Costs incurred by Corporate that are attributable to a segment are allocated to the respective segment.

The following tables present the Company’s operating segment results for the years ended December 31, 2014, 2013, and 2012:

	Year ended December 31, 2014
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,250	$1,313	$1,277	$—	$5,840
Product sales and other	766	176	92	—	1,034
Equity earnings in affiliates	30	—	—	—	30
Total segment revenues	$4,046	$1,489	$1,369	$—	$6,904
Depreciation and amortization	$518	$401	$90	$23	$1,032
Segment EBITDA	1,687	529	608	(161)	2,663
Other operating expenses and other income (expense) excluding divestitures	38	(3)	96	15	146
Equity earnings in affiliates	216	—	4	—	220

	Year ended December 31, 2013
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,197	$1,217	$1,284	$—	$5,698
Product sales and other	709	167	78	—	954
Equity earnings in affiliates	32	—	—	—	32
Total segment revenues	$3,938	$1,384	$1,362	$—	$6,684
Depreciation and amortization	$543	$424	$107	$17	$1,091
Segment EBITDA	1,644	404	549	(148)	2,449
Other operating expenses and other income (expense) excluding divestitures	36	(10)	(5)	(118)	(97)
Equity earnings in affiliates	185	—	3	—	188

	Year ended December 31, 2012
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,090	$1,220	$1,341	$—	$5,651
Product sales and other	744	186	65	—	995
Equity earnings in affiliates	36	—	—	—	36
Total segment revenues	$3,870	$1,406	$1,406	$—	$6,682
Depreciation and amortization	$626	$449	$89	$21	$1,185
Segment EBITDA	1,606	370	585	(125)	2,436
Other operating expenses and other income (expense) excluding divestitures	(43)	(15)	1	(65)	(122)
Equity earnings in affiliates	153	—	5	—	158

A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Year ended December 31,
(in millions)	2014	2013	2012
Total segment revenues	$6,904	$6,684	$6,682
Adjustments to reconcile to total revenues:
Adjustments for non-wholly owned entities (a)	57	39	73
ISO commission expense	587	579	563
Reimbursable debit network fees, postage, and other	3,604	3,507	3,362
Total revenues	$11,152	$10,809	$10,680
Segment EBITDA:
Global Business Solutions	$1,687	$1,644	$1,606
Global Financial Solutions	529	404	370
Network & Security Solutions	608	549	585
Total reported segments	2,824	2,597	2,561
Corporate	(161)	(148)	(125)
Adjusted EBITDA	2,663	2,449	2,436
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Adjustments for non-wholly owned entities (a)	24	2	7
Depreciation and amortization	(1,056)	(1,091)	(1,192)
Interest expense	(1,739)	(1,867)	(1,896)
Interest income	11	11	9
Loss on debt extinguishment	(274)	(79)	(56)
Other items (b)	95	(129)	(150)
Income tax (expense) benefit	(82)	(105)	243
Stock-based compensation	(50)	(38)	(12)
Costs of alliance conversions	(20)	(68)	(77)
KKR related items	(27)	(32)	(34)
Debt issuance costs	(3)	(5)	(14)
Net loss attributable to First Data Corporation	$(458)	$(952)	$(736)

(a)	Net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.

(b)
Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, certain retention bonuses, litigation and regulatory settlements, and “Other income (expense)” as presented in the consolidated statement of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).

Total segment assets, capital expenditures, and investment in unconsolidated affiliates are not disclosed as the CODM does not utilize such information when allocating resources to the segment or when assessing the segments' performance.

A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the consolidated statements of cash flows is as follows:

	Year ended December 31,
(in millions)	2014	2013	2012
Segment depreciation and amortization	$1,032	$1,091	$1,185
Adjustments for non-wholly owned entities	86	79	102
Amortization of initial payments for new contracts (a)	45	42	44
Total consolidated depreciation and amortization per consolidated statements of cash flows	1,163	1,212	1,331
Amortization of equity method investment (b)	(62)	(79)	(95)
Amortization of initial payments for new contracts (a)	(45)	(42)	(44)
Total consolidated depreciation and amortization per consolidated statements of operations	$1,056	$1,091	$1,192

(a)	Included in "Transaction and processing service fees" as contra-revenue in the Company's consolidated statements of operations.

(b)	Included in "Equity earnings in affiliates" in the Company's consolidated statements of operations.

Information concerning principal geographic areas was as follows:

(in millions)	United States	International	Total
Revenues:
2014	$9,428	$1,724	$11,152
2013	9,145	1,664	10,809
2012	9,046	1,634	10,680
Long-Lived Assets:
2014	$19,708	$2,588	$22,296
2013	20,020	2,959	22,979
2012	20,595	3,128	23,723

“International” represents businesses of significance, which have local currency as their functional currency regardless of the segments to which the associated revenues and long-lived assets applied.